-------------------------------------------------------------------------------
                                     SEMIANNUAL REPORT, December 31, 2000

                                           Cappiello-Rushmore Trust
[LOGO OF CAPPIELLO-RUSHMORE
    FUND APPEARS HERE]              4922 Fairmont Avenue, Bethesda, MD 20814

                                        (800) 622-1386  (301) 657-1510
-------------------------------------------------------------------------------



                               Important Notice

 After carefully considering a number of alternatives, your Board of Trustees has decided that it would be in the best interests of the Trust, each of the Funds and all shareholders to liquidate the Funds and terminate the Trust. This judgment was reached based upon the small, and declining, size of the Funds, which has resulted in increased expenses and correspondingly, an adverse impact on shareholder returns. A few weeks ago, you should have received a proxy statement and proxy card describing this decision and requesting your vote thereon. If you have not already done so, please review that proxy statement carefully and vote your shares--even if you have redeemed your investment. If you have any questions, or need another copy of the proxy statement and form of proxy, please call 1-800-343-3355.

                                                               February 5, 2001
Dear Shareholder:

  The year 2000 was one of the worst for overall stock performance in more than a decade. Last year at this time, growth prospects for the U.S. economy appeared to be promising. Despite the near parabolic climb of the NASDAQ Composite (particularly technology and internet-related stocks), the bulk of the stocks both listed and over-the-counter were selling at reasonable valuations. While the mood of the market was bullish, Wall Street was increasingly worried about the Federal Reserve's growing militancy in raising rates to slow the economy. This apprehension over future Federal Reserve policy turned out to be correct as the Federal Reserve continually raised rates right through last spring. Further, the price of oil began to move up rapidly, eventually reaching a high in the mid-$30 per barrel range. Adding to these problems was the decline of the Euro. This threatened to affect the profits of the big capitalized corporations in America, particularly drug and manufacturing companies since they typically derive 25% to 35% of their profits in Europe and are paid in declining Euro currency. This "perfect storm" of rising rates and oil prices plus a weakening Euro had its initial effect in the technology sector with a stream of earnings' warnings that drove the NASDAQ sharply lower. While there was a rally in the summer for technology stocks, by early September indicators showed that the entire economy (particularly manufacturing) was slowing at an extremely rapid pace. The combination of consumer worries over high gasoline prices, rising interest rates, and the sudden decline in value in stocks generated a torrent of selling that sent the market spinning to new yearly lows right to the end of the year.

  As 2000 ended, even the quality technology stocks were down 40-50% (and in some cases 60%) with a larger number of the former "darlings" of the Internet and telecom stocks down 70-80%. In some Internet stocks, the drop was more than 90%! The result was a decline of 6.18% in the Dow Jones Industrial Average, 10.14% in the S&P500, and a calamitous 39.29% drop in NASDAQ.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

  Looking back over 2000, the most important investment decision was not style (value versus growth) but rather sector selection. Portfolios invested heavily in utilities and healthcare, and to a lesser degree financials, suffered less than the major indices as indicated in the tabulation below:

                                    [GRAPH]
                           2000 MARKET PERFORMANCE
                                   by sector
                   Utilities                      +51%
                   Health Care                    +37%
                   Financial                      +24%
                   Energy                         +24%
                   Industrial                    (10)%
                   Consumer Non-Cyclical         (12)%
                   Basic Materials               (17)%
                   Consumer Cyclical             (19)%
                   Technology                    (37)%
                   Telecommunications            (41)%

  Currently, economic activity continues to decline and corporate profits in the first quarter of 2001 appear to be eroding faster than the economy. Excessively tight monetary conditions (low money supply and high interest rates) and high-energy prices have been sapping household and business purchasing power and we are now seeing a "wealth" effect in reverse. However, the outlook is not as bleak as it appears. On January 3rd, the Federal Reserve acted decisively in cutting the Fed Funds rate by 1/2 of 1% when the monthly Purchasing Managers' Report confirmed that the manufacturing sector was sinking deeper into recession. In addition to this rate cut, the Fed suggested that more cuts could be on the way as it reaffirmed its' determination to head off a recession. Accordingly, rate cuts are now expected throughout the first half of 2001.

  The investment implications of a reversal of Fed policy are indeed positive, since a series of Fed easings have produced a bullish stock market trend in the majority of previous reversals. A Goldman Sachs & Co. study indicated that in 7 out of 10 rate easings from 1973 to 1995, the market responded positively. In the 1998 experience, the second Fed rate cut changed market sentiment and was the start of a major market move. Another plus factor is the proposed tax cut by the new Administration. Tax relief is sorely needed since last year government revenues increased 11%, whereas wages increased by only
3 1/2%.

  The Federal Reserve's message couldn't be clearer: "pay attention to what we're doing, because we'll do whatever it takes to keep the economy growing." History tells us that it never pays to "fight" the Fed. In conclusion, while last year saw a synchronized world slowdown that began in the U.S. accompanied by a sharply declining market, it appears that this scenario will be substantially reversed by the end of 2001.

                                          Sincerely,
                                          /s/ Frank A. Cappiello
                                          Frank A. Cappiello
                                          President
                                          McCullough, Andrews & Cappiello,
                                          Inc.

-------------------------------------------------------------------------------

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Net Assets
December 31, 2000
(unaudited)

Utility Income Fund


--------------------------------------------------------------------------------

                                             Market Value
 Shares                                          (Note 1)
---------------------------------------------------------
 COMMON STOCKS -- 96.1%

 Gas and Electric -- 62.2%
  9,000 Allegheny Energy, Inc.                $ 433,687
 12,000 Alliant Energy Corp                     382,500
 12,300 CMS Energy Corp.                        389,756
  2,500 Enron Corp.                             207,813
  8,000 Hawaiian Electric Industries, Inc.      297,500
  8,000 IDACORP, Inc.                           392,500
  9,000 KeySpan Corp.                           381,375
 14,500 Potomac Electric Power Co.              358,295
 12,500 Southern Co.                            415,625
  8,000 TXU Corp.                               354,500
                                              ---------
                                              3,613,551
                                              ---------

 Natural Gas Distribution -- 5.2%
 10,000 Washington Gas Light Co.                304,375
                                              ---------

 Telecommunication -- 28.7%
  5,500 ALLTEL Corp.                            343,406
 14,000 AT&T Corp.                              242,375
 16,000 Global Crossing Ltd. *                  229,000
 10,000 SBC Communications, Inc.                477,500
  4,700 Verizon Communications                  235,588
 10,000 WorldCom, Inc.*                         140,625
                                              ---------
                                              1,668,494
                                              ---------

 Total Common Stocks
  (Cost $4,190,075)                           5,586,420
                                              ---------

--------------------------------------------------------------------------------

                                                          Market Value
 Shares                                                       (Note 1)
----------------------------------------------------------------------
 CONVERTIBLE PREFERRED
  STOCKS -- 3.7%
   8,000   Kmart Financing, 7.75%
            (Cost $408,425)                                $  213,500
                                                           ----------

 MONEY MARKET FUNDS -- 0.9%
  53,279   Fund for Government Investors (Cost $53,279)        53,279
                                                           ----------

 Total Investments -- 100.7%
  (Cost $4,651,779)                                        $5,853,199
 Liabilities in Excess of Other
  Assets -- (0.7)%                                            (39,333)
                                                           ----------
 Net Assets -- 100.0%                                      $5,813,866
                                                           ==========
 Net Asset Value Per Share (Based on 573,517 Shares
  Outstanding)                                             $    10.14
                                                           ==========
 Net Assets Consisting of:
 Paid-in Capital                                           $4,451,133
 Undistributed Net Investment Income                              136
 Accumulated Undistributed Net Realized Gain on
  Investments                                                 161,177
 Net Unrealized Appreciation of
  Investments                                               1,201,420
                                                           ----------
 Net Assets                                                $5,813,866
                                                           ==========

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Net Assets
December 31, 2000
(unaudited)

Growth Fund
--------------------------------------------------------------------------------

                                                    Market Value
 Shares                                                 (Note 1)
----------------------------------------------------------------
 COMMON STOCKS -- 96.9%
 Beverages -- 5.5%
  12,000   Coca-Cola Co.                           $     731,250
                                                   -------------

 Business Services -- 5.9%
  15,000   First Data Corp.                              790,312
                                                   -------------

 Computer Hardware and Software -- 7.6%
  10,000   Commerce One, Inc.*                           253,125
   9,000   International Business Machines Corp.         765,000
                                                   -------------
                                                       1,018,125
                                                   -------------

 Data Processing & Preparation -- 3.5%
  10,000   SunGard Data Systems, Inc.*                   471,250
                                                   -------------

 Financial Services -- 26.4%
  12,000   American Express Co.                          659,250
  27,000   Charles Schwab Corp.                          766,125
  25,000   Franklin Resources, Inc.                      952,500
  17,000   USA Education, Inc.                         1,156,000
                                                   -------------
                                                       3,533,875
                                                   -------------

 Healthcare -- 10.6%
   7,000   American Home Products Corp.                  444,850
  16,000   UnitedHealth Group, Inc.                      982,000
                                                   -------------
                                                       1,426,850
                                                   -------------

 Merchandising and Retail -- 9.4%
  18,000   Federated Department Stores, Inc.*            630,000
   9,000   Kimberly-Clark Corp.                          636,210
                                                   -------------
                                                       1,266,210
                                                   -------------

 Oil and Gas Services -- 13.8%
  15,000   Burlington Resources, Inc.                    757,500
  10,000   Global Marine, Inc.*                          283,750
   6,500   Schlumberger, Ltd.                            519,594
   6,258   Transocean Sedco Forex Inc                    287,868
                                                   -------------
                                                       1,848,712
                                                   -------------

--------------------------------------------------------------------------------

                                                           Market Value
 Shares                                                        (Note 1)
-----------------------------------------------------------------------
 Telecommunications -- 10.9%
   20,000  Global Crossing Ltd.*                           $   286,250
   36,000  GM Hughes Electronics Corp.*                        828,000
   30,000  Primus Telecommunications Group, Inc.*               69,375
   20,000  WorldCom, Inc.*                                     281,250
                                                           -----------
                                                             1,464,875
                                                           -----------

 Water Transportation Services -- 3.3%
   10,000  Tidewater, Inc.                                     443,750
                                                           -----------

 Total Common Stocks
  (Cost $8,250,117)                                         12,995,209
                                                           -----------

 MONEY MARKET FUNDS -- 5.5%
  734,029  Fund for Government Investors (Cost $734,029)       734,029
                                                           -----------

 Total Investments -- 102.4%
  (Cost $8,984,146)                                        $13,729,238
 Liabilities in Excess of Other
  Assets -- (2.4)%                                            (323,968)
                                                           -----------
 Net Assets -- 100.0%                                      $13,405,270
                                                           ===========
 Net Asset Value Per Share (Based on 981,027 Shares
  Outstanding)                                             $     13.66
                                                           ===========

 Net Assets Consisting of:
 Paid-in Capital                                           $ 7,742,377
 Net Operating Loss                                            (54,481)
 Accumulated Undistributed Net Realized Gain on
  Investments                                                  972,282
 Net Unrealized Appreciation of Investments                  4,745,092
                                                           -----------
 Net Assets                                                $13,405,270
                                                           ===========

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Net Assets
December 31, 2000
(unaudited)

Emerging Growth Fund
--------------------------------------------------------------------------------

                                                   Market Value
 Shares                                                (Note 1)
---------------------------------------------------------------
 COMMON STOCKS--98.4%
 Computer Software and
  Services -- 14.8%
   6,000   Avocent Corp.*                           $  162,000
   2,400   BARRA, Inc.*                                169,650
  14,000   Corsair Communications, Inc.*                99,750
  10,000   Liberate Technologies*                      136,250
   4,300   SERENA Software, Inc.*                      147,208
  50,000   United Shipping and Technology, Inc.*        87,500
                                                    ----------
                                                       802,358
                                                    ----------

 Electronics -- 4.0%
   2,100   DSP Group, Inc.*                             44,198
   2,500   Molecular Devices Corp.*                    171,094
                                                    ----------
                                                       215,292
                                                    ----------

 Food Products -- 3.6%
   6,000   Hain Celestial Group, Inc.*                 195,000
                                                    ----------

 Healthcare Products and
  Services -- 19.6%
  10,000   Endocare, Inc.*                             127,500
   3,300   Invitrogen Corp.*                           285,038
  20,000   KV Pharmaceutical Co., Class A*             500,000
   4,500   PolyMedica Corp.*                           150,187
                                                    ----------
                                                     1,062,725
                                                    ----------

 Merchandising and Retail -- 13.0%
   5,000   California Kitchen*                         141,250
  12,000   Pacific Sunwear of California, Inc.*        307,500
  25,000   Pier 1 Imports, Inc.                        257,812
                                                    ----------
                                                       706,562
                                                    ----------

 Oil and Gas Services -- 8.5%
   7,500   Evergreen Resources, Inc.*                  289,688
  15,000   Superior Energy Services*                   172,500
                                                    ----------
                                                       462,188
                                                    ----------

 Semiconductors and Related -- 5.2%
   3,000   DuPont Photomasks, Inc.*                    158,531
   4,500   MKS Instruments, Inc.*                       69,750
  12,000   Ramtron International Corp.*                 52,500
                                                    ----------
                                                       280,781
                                                    ----------

--------------------------------------------------------------------------------

                                                           Market Value
 Shares                                                        (Note 1)
-----------------------------------------------------------------------
 Technology -- 11.4%
    3,900  Aurora Biosciences Corp*                         $  122,606
   15,000  Excel Technology, Inc.*                             299,296
   13,000  II-VI, Inc.*                                        197,438
                                                            ----------
                                                               619,340
                                                            ----------

 Telecommunications -- 12.7%
   12,000  Alamosa PCS Holdings, Inc.*                          96,000
   12,200  Comtech Telecommunications Corp.*                   189,863
   10,000  Primus Telecommunications Group, Inc.*               23,125
    6,000  Proxim, Inc.*                                       258,000
    4,800  ViaSat, Inc.*                                        63,000
    4,000  Xircom, Inc.*                                        62,000
                                                            ----------
                                                               691,988
                                                            ----------

 Utilities -- 5.6%
   15,000  Avista Corp.                                        307,500
                                                            ----------

 Total Common Stocks (Cost $5,556,968)                       5,343,734
                                                            ----------

 MONEY MARKET FUNDS -- 3.4%
  182,543  Fund for Government Investors (Cost $182,543)       182,543
                                                            ----------

 Total Investments -- 101.8% (Cost $5,739,511)              $5,526,277

 Liabilities in Excess of Other
  Assets -- (1.8)%                                             (98,381)
                                                            ----------

 Net Assets -- 100.0%                                       $5,427,896
                                                            ==========

 Net Asset Value Per Share (Based on 655,567 Shares
  Outstanding)                                              $     8.28
                                                            ==========
 Net Assets Consisting of:
  Paid-in Capital                                           $7,060,371
  Net Operating Loss                                           (40,408)
  Accumulated Net Realized Loss on Investments              (1,378,833)
  Net Unrealized Depreciation of Investments                  (213,234)
                                                            ----------
 Net Assets                                                 $5,427,896
                                                            ==========

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Net Assets
December 31, 2000
(unaudited)

Gold Fund
--------------------------------------------------------------------------------

                                    Market Value
 Shares                                 (Note 1)
------------------------------------------------
 COMMON STOCKS -- 96.1%
 Metals and Mining
 Australia -- 21.0%
   6,500   WMC, Ltd., ADR             $109,687
                                      --------

 Canada -- 28.2%
   7,500   Aber Diamond Corp.*          69,844
   8,000   Placer Dome, Inc.            77,000
                                      --------
                                       146,844
                                      --------

 United States -- 46.9%
  14,000   Homestake Mining Co.         58,625
   4,000   Newmont Mining Corp.         68,250
   3,000   Stillwater Mining Co.*      118,050
                                      --------
                                       244,925
                                      --------

 Total Common Stocks
  (Cost $636,006)                      501,456
                                      --------


--------------------------------------------------------------------------------

                                                         Market Value
 Shares                                                      (Note 1)
---------------------------------------------------------------------
 MONEY MARKET FUNDS -- 1.4%
   7,422   Fund for Government Investors (Cost $7,422)   $     7,422
                                                         -----------

 Total Investments -- 97.5%
  (Cost $643,428)                                        $   508,878

 Other Assets less Liabilities -- 2.5%                        12,844
                                                         -----------

 Net Assets -- 100.0%                                    $   521,722
                                                         ===========

 Net Asset Value Per Share (Based on 168,853 Shares
  Outstanding)                                           $      3.09
                                                         ===========

 Net Assets Consisting of:
  Paid-in Capital                                        $ 4,426,219
  Net Operating Loss                                            (939)
  Accumulated Net Realized Loss on Investments            (3,769,008)
  Net Unrealized Depreciation of Investments                (134,550)
                                                         -----------
 Net Assets                                              $   521,722
                                                         ===========


----------------
* Non-income producing
ADR American Depository Receipts
                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended December 31, 2000
(unaudited)

                                  Utility                 Emerging
                                Income Fund Growth Fund  Growth Fund  Gold Fund

  Investment Income
   Interest...................   $ 11,858   $    17,622  $    12,893  $    420
   Dividends..................    128,803        41,071        5,955     4,540
                                 --------   -----------  -----------  --------
   Total Investment Income....    140,661        58,693       18,848     4,960
                                 --------   -----------  -----------  --------
  Expenses
   Investment Advisory Fee
    (Note 2)..................     10,634        37,725       19,752     2,425
   Administrative Fee (Note
    2)........................     21,268        75,449       39,504     3,464
   Other Fees.................        --            --           --         11
                                 --------   -----------  -----------  --------
   Total Expenses.............     31,902       113,174       59,256     5,900
                                 --------   -----------  -----------  --------
  Net Investment Income
   (Loss).....................    108,759       (54,481)     (40,408)     (940)
                                 --------   -----------  -----------  --------
  Net Realized Gain (Loss) on
   Investment Transactions....    268,048     1,625,627     (420,950) (380,063)
  Change in Net Unrealized
   Appreciation/ Depreciation
   of Investments.............    340,085    (1,397,605)  (2,921,216)  332,340
                                 --------   -----------  -----------  --------
  Net Gain (Loss) on
   Investments................    608,133       228,022   (3,342,166)  (47,723)
                                 --------   -----------  -----------  --------
  Net Increase (Decrease) in
   Net Assets Resulting from
   Operations.................   $716,892   $   173,541  $(3,382,574) $(48,663)
                                 ========   ===========  ===========  ========

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                     Utility
                                   Income Fund                 Growth Fund


                             For the Six                For the Six
                             Months Ended    For the    Months Ended    For the
                             December 31,  Year Ended   December 31,   Year Ended
                                 2000       June 30,        2000        June 30,
                             (unaudited)      2000      (unaudited)       2000
                             ------------  -----------  ------------  ------------
  From Investment Activi-
   ties
   Net Investment Income
    (Loss)................   $   108,759   $   251,149  $   (54,481)  $   (120,528)
   Net Realized Gain on
    Investment
    Transactions..........       268,048       991,771    1,625,627      1,946,856
   Change in Net
    Unrealized
    Appreciation
    of Investments........       340,085    (1,808,963)  (1,397,605)    (3,622,467)
                             -----------   -----------  -----------   ------------
   Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations............       716,892      (566,043)     173,541     (1,796,139)
                             -----------   -----------  -----------   ------------
  Distributions to
   Shareholders
   From Net Investment
    Income................      (108,623)     (251,419)          --             --
   From Net Realized Gain
    on Investments........    (1,075,612)     (265,222)  (2,603,716)    (3,471,862)
                             -----------   -----------  -----------   ------------
   Total Distributions to
    Shareholders..........    (1,184,235)     (516,641)  (2,603,716)    (3,471,862)
                             -----------   -----------  -----------   ------------
  From Share Transactions
   Net Proceeds from Sales
    of Shares.............     1,750,729     5,150,330    4,002,693      6,441,280
   Reinvestment of
    Distributions.........     1,075,213       468,278    2,494,789      3,281,812
   Cost of Shares
    Redeemed..............    (2,298,609)   (7,179,033)  (5,798,861)   (10,188,970)
                             -----------   -----------  -----------   ------------
   Net Increase (Decrease)
    in Net Assets
    Resulting from Share
    Transactions..........       527,333    (1,560,425)     698,621       (465,878)
                             -----------   -----------  -----------   ------------
   Total Increase
    (Decrease) in Net
    Assets................        59,990    (2,643,109)  (1,731,554)    (5,733,879)
  Net Assets -- Beginning
   of Period..............     5,753,876     8,396,985   15,136,824     20,870,703
                             -----------   -----------  -----------   ------------
  Net Assets -- End of
   Period.................   $ 5,813,866   $ 5,753,876  $13,405,270   $ 15,136,824
                             ===========   ===========  ===========   ============
  Shares
   Sold...................       150,717       417,700      242,448        357,404
   Issued in Reinvestment
    of Distributions......       104,577        39,224      182,234        203,208
   Redeemed...............      (201,110)     (591,836)    (372,331)      (579,474)
                             -----------   -----------  -----------   ------------
   Net Increase (Decrease)
    in Shares.............        54,184      (134,912)      52,351        (18,862)
                             ===========   ===========  ===========   ============

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                       Emerging
                                      Growth Fund                 Gold Fund

                               For the Six                 For the Six
                               Months Ended    For the     Months Ended  For the
                               December 31    Year Ended   December 31  Year Ended
                                   2000        June 30,        2000      June 30,
                               (unaudited)       2000      (unaudited)     2000
                               ------------  ------------  ------------ ----------
  From Investment Activities
   Net Investment Loss......   $   (40,408)  $   (102,672)  $    (940)  $  (12,674)
   Net Realized Gain (Loss)
    on Investment
    Transactions............      (420,950)       238,983    (380,063)    (523,258)
   Change in Net Unrealized
    Appreciation/Depreciation
    of Investments..........    (2,921,216)       368,690     332,340      288,144
                               -----------   ------------   ---------   ----------
   Net Increase (Decrease)
    in Net Assets Resulting
    from Operations.........    (3,382,574)       505,001     (48,663)    (247,788)
                               -----------   ------------   ---------   ----------
  Distributions to
   Shareholders
   From Net Realized Gain on
    Investments.............            --     (2,152,331)         --           --
                               -----------   ------------   ---------   ----------
  From Share Transactions
   Net Proceeds from Sales
    of Shares...............     4,186,154     23,118,023          --           --
   Reinvestment of
    Distributions...........            --      2,082,991          --           --
   Cost of Shares Redeemed..    (6,061,511)   (21,503,966)   (273,011)    (302,768)
                               -----------   ------------   ---------   ----------
   Net Increase (Decrease)
    in Net Assets Resulting
    from Share
    Transactions............    (1,875,357)     3,697,048    (273,011)    (302,768)
                               -----------   ------------   ---------   ----------
   Total Increase
    (Decrease) in Net
    Assets..................    (5,257,931)     2,049,718    (321,674)    (550,556)
  Net Assets -- Beginning of
   Period...................    10,685,827      8,636,109     843,396    1,393,952
                               -----------   ------------   ---------   ----------
  Net Assets -- End of
   Period...................   $ 5,427,896   $ 10,685,827   $ 521,722   $  843,396
                               ===========   ============   =========   ==========
  Shares
   Sold.....................       391,004      1,670,766          --           --
   Issued in Reinvestment of
    Distributions...........            --        192,158          --           --
   Redeemed.................      (569,484)    (1,687,808)    (97,260)     (82,702)
                               -----------   ------------   ---------   ----------
   Net Increase (Decrease)
    in Shares...............      (178,480)       175,116     (97,260)     (82,702)
                               ===========   ============   =========   ==========

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                             Utility Income Fund

                             For the Six
                             Months Ended
                             December 31,      For the Years Ended June 30,
                                 2000     -------------------------------------------
                             (unaudited)   2000     1999     1998     1997     1996
                             ------------ -------  -------  -------  -------  -------
  Per Share Operating
   Performance:
   Net Asset Value--
    Beginning of Period...     $ 11.08    $ 12.83  $ 12.56  $ 10.40  $ 10.60   $ 9.24
                               -------    -------  -------  -------  -------  -------
   Income from Investment
    Operations:
   Net Investment Income..        0.20       0.44     0.40     0.47     0.53     0.49
   Net Realized and
    Unrealized Gain (Loss)
    on Securities.........        1.21      (1.31)    1.09     2.17    (0.19)    1.39
                               -------    -------  -------  -------  -------  -------
    Total from Investment
     Operations...........        1.41      (0.87)    1.49     2.64     0.34     1.88
                               -------    -------  -------  -------  -------  -------
   Distributions to
    Shareholders:
   From Net Investment
    Income................       (0.20)     (0.44)   (0.40)   (0.48)   (0.54)   (0.52)
   From Net Realized
    Capital Gain..........       (2.15)     (0.44)   (0.82)     --       --       --
                               -------    -------  -------  -------  -------  -------
    Total Distributions to
     Shareholders.........       (2.35)     (0.88)   (1.22)   (0.48)   (0.54)   (0.52)
                               -------    -------  -------  -------  -------  -------
   Net Increase (Decrease)
    in Net Asset Value....       (0.94)     (1.75)    0.27     2.16    (0.20)    1.36
                               -------    -------  -------  -------  -------  -------
   Net Asset Value--End of
    Period................     $ 10.14    $ 11.08  $ 12.83  $ 12.56  $ 10.40  $ 10.60
                               =======    =======  =======  =======  =======  =======
  Total Investment Return.       12.77%/A/ (7.05)%   12.24%   25.55%    3.39%   20.60%
  Ratios to Average Net
   Assets:
   Expenses...............        1.05%/B/   1.05%    1.05%    1.05%    1.05%    1.05%
   Net Investment Income..        3.58%/B/   3.49%    3.16%    4.01%    4.88%    4.82%
  Supplementary Data:
   Portfolio Turnover
    Rate..................         9.9%      12.4%    22.0%    29.5%    17.3%    45.1%
   Net Assets at End of
    Period (in thousands).     $ 5,814    $ 5,754  $ 8,397  $ 9,799  $ 8,806  $15,106
   Number of Shares
    Outstanding at End of
    Period (in thousands).         574        519      654      780      847    1,425

-----------------------------

/A/Total investment return for periods of less than one year are not annualized.
/B/Annualized

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                                 Growth Fund

                             For the Six
                             Months Ended
                             December 31,       For the Years Ended June 30,
                                 2000      -----------------------------------------------
                             (unaudited)    2000      1999      1998      1997      1996
                             ------------  -------   -------   -------   -------   -------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..     $ 16.30     $ 22.03   $ 22.96   $ 19.02   $ 17.87   $ 14.64
                               -------     -------   -------   -------   -------   -------
   Income from Investment
    Operations:
   Net Investment Loss....       (0.06)      (0.13)    (0.13)    (0.18)    (0.09)    (0.07)
   Net Realized and
    Unrealized Gain (Loss)
    on Securities.........        0.22       (1.86)     3.86      4.12      1.83      3.30
                               -------     -------   -------   -------   -------   -------
    Total from Investment
     Operations...........        0.16       (1.99)     3.73      3.94      1.74      3.23
                               -------     -------   -------   -------   -------   -------
   Distributions to
    Shareholders:
   From Net Realized
    Capital Gain..........       (2.80)      (3.74)    (4.66)       --     (0.59)       --
                               -------     -------   -------   -------   -------   -------
   Net Increase (Decrease)
    in Net Asset Value....       (2.64)      (5.73)    (0.93)     3.94      1.15      3.23
                               -------     -------   -------   -------   -------   -------
   Net Asset Value -- End
    of Period.............     $ 13.66     $ 16.30   $ 22.03   $ 22.96   $ 19.02   $ 17.87
                               =======     =======   =======   =======   =======   =======
  Total Investment Return.        0.93%/A/   (8.86)%   23.32%    20.72%    10.10%    22.06%
  Ratios to Average Net
   Assets:
   Expenses...............        1.50%/B/    1.50%     1.50%     1.50%     1.50%     1.50%
   Net Investment Loss....       (0.72)%/B/  (0.69)%   (0.62)%   (0.74)%   (0.46)%   (0.41)%
  Supplementary Data:
   Portfolio Turnover
    Rate..................        13.4%       35.3%     54.3%     65.1%     41.9%     74.5%
   Net Assets at End of
    Period (in thousands).     $13,405     $15,137   $20,871   $24,831   $24,899   $31,777
   Number of Shares
    Outstanding at End of
    Period (in thousands).         981         929       948     1,081     1,309     1,778

-----------------------------

/A/Total investment return for periods of less than one year are not annualized.
/B/Annualized

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                            Emerging Growth Fund

                             For the Six
                             Months Ended
                             December 31,      For the Years Ended June 30,
                                 2000     ----------------------------------------------
                             (unaudited)   2000      1999     1998      1997      1996
                             ------------ -------   ------   -------   -------   -------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..      $12.81    $ 13.11   $13.82   $ 13.84   $ 16.99   $ 14.96
                                ------    -------   ------   -------   -------   -------
   Income from Investment
    Operations:
   Net Investment Loss....       (0.06)     (0.12)   (0.09)    (0.21)    (0.24)    (0.16)
   Net Realized and
    Unrealized Gain (Loss)
    on Securities.........       (4.47)      3.44    (0.52)/A/  0.19/A/  (0.25)     2.30
                                ------    -------   ------   -------   -------   -------
    Total from Investment
     Operations...........       (4.53)      3.32    (0.61)    (0.02)    (0.49)     2.14
                                ------    -------   ------   -------   -------   -------
   Distributions to
    Shareholders:
   From Net Realized
    Capital Gain..........          --      (3.62)   (0.10)       --     (2.66)    (0.11)
                                ------    -------   ------   -------   -------   -------
   Net Increase (Decrease)
    in Net Asset Value....       (4.53)     (0.30)   (0.71)    (0.02)    (3.15)     2.03
                                ------    -------   ------   -------   -------   -------
   Net Asset Value -- End
    of Period.............      $ 8.28    $ 12.81   $13.11   $ 13.82   $ 13.84   $ 16.99
                                ======    =======   ======   =======   =======   =======
  Total Investment Return.      (35.36)%/B/ 30.36%   (4.39)%   (0.14)%   (2.15)%   14.36%
  Ratios to Average Net
   Assets:
   Expenses...............        1.51%/C/   1.50%    1.51%     1.50%     1.50%     1.50%
   Net Investment Loss....       (1.03)%/C/ (1.11)%  (0.49)%   (1.07)%   (1.20)%   (0.98)%
  Supplementary Data:
   Portfolio Turnover
    Rate..................        11.8%     362.8%   171.6%    121.2%     66.2%    121.2%
   Net Assets at End of
    Period (in thousands).      $5,428    $10,686   $8,636   $14,159   $20,732   $44,985
   Number of Shares
    Outstanding at End of
    Period (in thousands).         656        834      659     1,025     1,498     2,647

-----------------------------

/A/The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amounts of per share realized and unrealized gain and loss at such time.

/B/Total investment return for periods of less than one year are not annualized.

/C/Annualized

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                                Gold Fund

                             For the Six
                             Months Ended
                             December 31,    For the Years Ended June 30,
                                 2000     ------------------------------------------
                             (unaudited)   2000     1999     1998     1997     1996
                             ------------ ------   ------   ------   ------   ------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..      $3.17     $ 4.00   $ 4.66   $ 7.02   $ 9.93   $ 9.89
                                -----     ------   ------   ------   ------   ------
   Income from Investment
    Operations:
   Net Investment Loss....      (0.01)     (0.05)   (0.05)   (0.05)   (0.08)   (0.06)
   Net Realized and
    Unrealized Gain (Loss)
    on Securities.........      (0.07)     (0.78)   (0.61)   (2.31)   (2.83)    0.10
                                -----     ------   ------   ------   ------   ------
    Total from Investment
     Operations...........      (0.08)     (0.83)   (0.66)   (2.36)   (2.91)    0.04
                                -----     ------   ------   ------   ------   ------
   Distributions to
    Shareholders:
   Total Distributions to
    Shareholders..........         --         --       --       --       --       --
                                -----     ------   ------   ------   ------   ------
   Net Increase (Decrease)
    in Net Asset Value....      (0.08)     (0.83)   (0.66)   (2.36)   (2.91)    0.04
                                -----     ------   ------   ------   ------   ------
   Net Asset Value -- End
    of Period.............      $3.09     $ 3.17   $ 4.00   $ 4.66   $ 7.02   $ 9.93
                                =====     ======   ======   ======   ======   ======
  Total Investment Return.      (2.52)%/A/(20.75)% (14.16)% (33.62)% (29.31)%   0.40%
  Ratios to Average Net
   Assets:
   Expenses...............       1.71%/B/   1.71%    1.70%    1.70%    1.70%    1.70%
   Net Investment Loss....      (0.27)%/B/ (1.16)%  (0.96)%  (0.74)%  (0.76)%  (0.59)%
  Supplementary Data:
   Portfolio Turnover
    Rate..................         --         --       --     56.5%   108.5%    59.1%
   Net Assets at End of
    Period (in thousands).       $522       $843   $1,394   $2,187   $3,409   $6,122
   Number of Shares
    Outstanding at End of
    Period (in thousands).        169        266      349      469      485      616

-----------------------------

/A/Total investment return for periods of less than one year are not annualized.

/B/Annualized

                       See Notes to Financial Statements.

                                                       Cappiello-Rushmore Trust
-------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 2000
(unaudited)

1. Significant Accounting Policies

  Cappiello-Rushmore Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end investment company and is authorized to issue an unlimited number of shares. The Trust consists of four separate portfolios (the "Funds"), each with a different investment objective. As of March 10, 1998, shares of the Gold Fund are no longer available for new purchases. As of January 1, 2001, shares of Utility Income, Growth and Emerging Growth Funds are no longer available for new purchases. Existing shareholders may continue to hold previously purchased shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Funds follow:

    (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Funds' securities in good faith. The trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Funds' instruments are valued at fair value.

    (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

    (c) Dividends from net investment income are declared and paid annually in the Growth, Emerging Growth and Gold Funds and quarterly in the Utility Income Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

    (d) For Federal income tax purposes, each Fund of the Trust is treated as a separate corporation. Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute all net investment income, if any, and realized capital gains to their shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

  Investment advisory services are provided by McCullough, Andrews and Cappiello, Inc., (the "Adviser"). Under an agreement with the Adviser, the Trust pays a fee at the annual rate of 0.50% of the daily net assets of the Growth and Emerging Growth Funds, 0.70% of the daily net assets of the Gold Fund and 0.35% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Adviser.

  Prior to January 1, 2001 the Trust has contracted with Money Management Associates (the "Administrator") to provide Administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Growth, Emerging Growth and Gold Funds, and 0.70% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Administrator. This contract was terminated as of January 1, 2001.

  Prior to January 1, 2001 certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets. As of January 1, 2001, the Trust has contracted with Rushmore Trust to provide administrative services at an annual rate of 1.00% of the daily net assets of the Growth, Emerging Growth and Gold Funds, and 0.70% of the daily net assets of the Utility Income Fund with a monthly minimum fee of $7,500 per Fund. The Trust has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. No borrowings were outstanding at December 31, 2000.

  On October 20, 1999, the Administrator and Rushmore Trust reached a definitive agreement to be acquired by Friedman Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals.

  Each fund of the Trust invests excess cash in Fund for Government Investors, a money market mutual fund. Certain Officers and Trustees of Fund for Government Investors are affiliated with the Trust.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
3. Securities Transactions

  For the six months ended December 31, 2000, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                     Utility                Emerging
                                   Income Fund Growth Fund Growth Fund Gold Fund
                                   ----------- ----------- ----------- ---------
Purchases.........................  $556,088   $1,913,494  $  886,250        --
                                    ========   ==========  ==========  ========
Sales.............................  $586,488   $3,297,224  $1,936,416  $280,562
                                    ========   ==========  ==========  ========

4. Net Unrealized Appreciation/Depreciation of Investments

  Unrealized appreciation (depreciation) as of December 31, 2000, based on the cost for Federal income tax purposes is as follows:

                                  Utility                  Emerging
                                Income Fund  Growth Fund  Growth Fund  Gold Fund
                                -----------  -----------  -----------  ---------
Gross Unrealized Appreciation.  $1,788,454   $ 5,843,676  $ 1,169,708  $ 105,325
Gross Unrealized Depreciation.    (587,034)   (1,098,584)  (1,382,942)  (239,875)
                                ----------   -----------  -----------  ---------
Net Unrealized Appreciation
 (Depreciation)...............  $1,201,420   $ 4,745,092  $  (213,234) $(134,550)
                                ==========   ===========  ===========  =========
Cost of Investments for
 Federal Income Tax Purposes..  $4,651,779   $ 8,984,146  $ 5,739,511  $ 643,428
                                ==========   ===========  ===========  =========

5. Federal Income Tax

  Permanent differences between tax and financial reporting of net investment income and realized gains are reclassified to paid-in-capital. As of June 30, 2000, net investment loss and accumulated net realized loss were reclassified to paid-in-capital and accumulated net realized gain/loss on investment transactions as follows:

                                    Utility                Emerging
                                  Income Fund Growth Fund Growth Fund Gold Fund
                                  ----------- ----------- ----------- ---------
Reduction of paid-in capital.....     --       $103,487    $102,672   $447,540
Reduction of accumulated net
 realized gain...................     --       $ 17,041          --         --

  At June 30, 2000, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                             Emerging
                                                              Growth
Expires June 30,                                               Fund   Gold Fund
----------------                                             -------- ----------
2001.......................................................       --  $  281,566
2005.......................................................  $56,256     648,259
2006.......................................................       --     954,368
2007.......................................................       --     461,455
2008.......................................................       --     348,543
                                                             -------  ----------
 Total.....................................................  $56,256  $2,694,191
                                                             =======  ==========

                                                 [LOGO CAPPIELLO RUSHMORE TRUST]

                                          [SEMI ANNUAL REPORT DECEMBER 31, 2000]